Financial Instruments	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Financial Instruments

Note 10: Financial Instruments

Financial assets and liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2026 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	285	292	-	-	577
Trade and other receivables	1,127	-	-	-	1,127
Other financial assets - current	31	85	-	-	116
Other financial assets - non-current	8	277	184	-	469
Current indebtedness	(1,618)	-	-	-	(1,618)
Trade payables (see note 12)	(170)	-	-	-	(170)
Accruals (see note 12)	(723)	-	-	-	(723)
Other financial liabilities - current(1)(2)	(308)	(10)	-	-	(318)
Long-term indebtedness	(1,323)	-	-	-	(1,323)
Other financial liabilities - non-current(3)	(183)	-	-	(23)	(206)
Total	(2,874)	644	184	(23)	(2,069)

December 31, 2025 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	276	235	-	-	511
Trade and other receivables	1,143	-	-	-	1,143
Other financial assets - current	10	84	-	-	94
Other financial assets - non-current	10	288	168	-	466
Current indebtedness	(795)	-	-	-	(795)
Trade payables (see note 12)	(147)	-	-	-	(147)
Accruals (see note 12)	(826)	-	-	-	(826)
Other financial liabilities - current(1)	(68)	(40)	-	-	(108)
Long-term indebtedness	(1,328)	-	-	-	(1,328)
Other financial liabilities - non-current(3)	(194)	-	-	(16)	(210)
Total	(1,919)	567	168	(16)	(1,200)

(1)
Includes lease liabilities of $60 million (2025 - $59 million).
(2)
Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
(3)
Includes lease liabilities of $181 million (2025 - $190 million).

Of total cash and cash equivalents, $126 million and $140 million as of June 30, 2026 and December 31, 2025, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.

Commercial paper program

The Company’s $2.0 billion commercial paper program provides cost-effective and flexible short-term funding. The carrying amount of outstanding commercial paper of $1,618 million is included in “Current indebtedness” within the consolidated statement of financial position as of June 30, 2026 (December 31, 2025 - $295 million).

Credit facility

The Company has a $2.0 billion syndicated credit facility agreement which matures in November 2030 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the credit facility as of June 30, 2026 and December 31, 2025. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at the Term Secured Overnight Financing Rate (“SOFR”)/Euro Interbank Offered Rate (“EURiBOR")/Simple Sterling Overnight Index Average (“SONIA") plus 92 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.6 billion.

The Company guarantees borrowings by its subsidiaries under the credit facility. The Company must also maintain a ratio of net debt as defined in the credit agreement (total debt plus hedging agreements, less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:1. If the Company were to complete an acquisition with a purchase price of over $500 million, the Company may elect, subject to notification, to temporarily increase the ratio of net debt to EBITDA to 5.0:1 at the end of the quarter within which the transaction closed and for each of the three immediately following fiscal quarters. At the end of that period, the ratio would revert to 4.5:1. As of June 30, 2026, the Company complied with this covenant as its ratio of net debt to EBITDA, as calculated under the terms of its syndicated credit facility, was 0.8:1.

Fair Value

The fair values of cash and cash equivalents, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments.

Debt and Related Derivative Instruments

Carrying Amounts

Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Current indebtedness” or “Long-term indebtedness” and the carrying amounts of related derivative instruments are included in “Other financial assets” and “Other financial liabilities”, current or non-current, within the consolidated statement of financial position, as appropriate.

Fair Value

The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance risk.

The following is a summary of the Company's debt and related derivative instruments that hedge debt:

	Carrying Amount		Fair Value
June 30, 2026 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
Commercial paper	1,618	-	1,620	-
$500 5.85% Notes due 2040	489	3	496	3
$119 4.50% Notes due 2043	113	3	98	3
$350 5.65% Notes due 2043	326	17	344	17
$400 5.50% Debentures due 2035	395	-	405	-
Total	2,941	23	2,963	23
Current portion	1,618	-
Long-term portion	1,323	23

	Carrying Amount		Fair Value
December 31, 2025 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
Commercial paper	295	-	295	-
$500 3.35% Notes due 2026	500	-	498	-
$500 5.85% Notes due 2040	490	-	520	-
$119 4.50% Notes due 2043	114	3	99	3
$350 5.65% Notes due 2043	329	13	353	13
$400 5.50% Debentures due 2035	395	-	417	-
Total	2,123	16	2,182	16
Current portion	795	-
Long-term portion	1,328	16

Debt repayment

In May 2026, the Company repaid its $500 million 3.35% notes upon maturity with cash on hand and commercial paper borrowings.

Fixed-to-floating interest rate swaps

As of June 30, 2026, the Company entered into fixed-to-floating interest rate swaps totaling $635 million in notional amount, $225 million of which were entered into during the six months ended June 30, 2026 and $410 million in September 2025. Under these arrangements, the Company receives a fixed rate of interest and pays a floating rate based on SOFR plus a spread. These swaps are designated as fair value hedges for a portion of each of the Company's $500 million principal amount of 5.85% notes due April 2040 ($225 million hedged), $119 million principal amount of 4.50% notes due May 2043 ($80 million hedged) and $350 million principal amount of 5.65% notes due November 2043 ($330 million hedged), covering the remaining term to debt maturity. The swaps were entered into as part of the Company's strategy to manage interest rate risk.

The swaps are reported at fair value in the consolidated statement of financial position with changes in their fair value recorded within “Finance costs, net” in the consolidated income statement. The fair value of the swaps was a liability of $23 million, reported within "Other financial liabilities, non-current", in the consolidated statement of financial position as of June 30, 2026 (December 31, 2025 - $16 million). The change in fair value was a loss of $7 million in the six months ended June 30, 2026.

In addition, the Company has credit support agreements with its counterparties under which one party may call on the other party to post cash collateral when the market value of the swaps exceeds specific thresholds, thus limiting credit exposure. As of June 30, 2026, the Company had a cash collateral receivable of $25 million (December 31, 2025 - $7 million) related to its fixed-to-floating interest rate swaps. Cash flows associated with collateral movements were classified as financing activities in the consolidated statement of cash flow.

Fair value estimation

The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

•
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
•
Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
•
Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2026 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	292	-	292
Other receivables(1)	-	-	362	362
Financial assets at fair value through earnings	-	292	362	654
Financial assets at fair value through other comprehensive income(2)	-	-	184	184
Total assets	-	292	546	838
Liabilities
Derivatives used for hedging(3)	-	(23)	-	(23)
Contingent consideration(4)	-	-	(10)	(10)
Financial liabilities at fair value through earnings	-	(23)	(10)	(33)
Total liabilities	-	(23)	(10)	(33)

December 31, 2025 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	235	-	235
Other receivables(1)	-	-	372	372
Financial assets at fair value through earnings	-	235	372	607
Financial assets at fair value through other comprehensive income(2)	-	-	168	168
Total assets	-	235	540	775
Liabilities
Derivatives used for hedging(3)	-	(16)	-	(16)
Contingent consideration(4)	-	-	(40)	(40)
Financial liabilities at fair value through earnings	-	(16)	(40)	(56)
Total liabilities	-	(16)	(40)	(56)

(1)
Receivables under an indemnification and other arrangements.
(2)
Investments in entities over which the Company does not have control, joint control or significant influence.
(3)
Comprised of fixed-to-floating interest rate swaps on indebtedness maturing in 2040 and 2043.
(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and in 2025, to purchase shares from minority owners of a subsidiary.

As of June 30, 2026, other receivables in level 3 of the fair value measurement hierarchy primarily includes $277 million (December 31, 2025 - $288 million) due from an indemnification arrangement and $85 million (December 31, 2025 - $84 million) in receivables from the sale of the Company's FindLaw business in December 2024. The decrease in the receivable from the indemnification arrangement between June 30, 2026 and December 31, 2025 is primarily comprised of losses recognized from the resolution of a tax dispute. The losses also included impacts from changes in foreign exchange and interest rates associated with the indemnifying party’s credit profile. All such losses are included in “Earnings (loss) from discontinued operations, net of tax”, within the consolidated income statement.

As of June 30, 2026, investments in level 3 financial assets measured at fair value through other comprehensive income was $184 million (2025 - $168 million). The increase between June 30, 2026 and December 31, 2025 was primarily due to additional investments of $19 million and fair value net gains, reflecting pricing from equity funding rounds during the period, which were partly offset by disposals.

The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2026.

Valuation Techniques

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

•
The fair value of investments predominantly reflect pricing from equity funding rounds;
•
The fair value of receivables due under indemnification and other arrangements primarily considers estimated future cash flows, current market interest rates and non-performance risk;
•
The fair value of contingent consideration liability is calculated based on estimates of future revenue performance or the achievement of certain commercial milestones; and
•
Interest rate swaps are calculated as the present value of the estimated cash flows based on observable yield curves.